UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
MUNICIPAL BONDS AND NOTES (97.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.6%)

Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$100,000	$106,253

Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	114,949

			221,202
Arizona (2.5%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,544

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/26	AA	100,000	117,194

Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.25%, 5/15/21	A	75,000	81,217

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/24	A/F	100,000	107,527

			356,482
California (11.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 5.00%, 7/1/22	A-/F	50,000	55,687

CA State G.O. Bonds, (Veterans Bond), 2.00%, 12/1/20	Aa2	235,000	234,946

CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	203,190

Foothill-De Anza, Cmnty. College Dist. COP, 5.00%, 4/1/33	AA+	100,000	113,039

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/33	A1	150,000	169,739

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM, 5.00%, 5/1/31	AA	100,000	115,308

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/32	AA-	255,000	294,596

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, (Election of 2012), 5.50%, 8/1/23	Aa3	75,000	86,002

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	200,000	213,910

San Mateo, Union High School Dist. COP, (Phase I), Ser. B, AMBAC, U.S. Govt. Coll., stepped-coupon zero % (5.00%, 12/15/19), 12/15/43 (Prerefunded 12/15/24)(STP)	AAA/P	160,000	173,902

			1,660,319
Colorado (3.4%)

CO State Hlth. Fac. Auth. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	BBB	75,000	81,931

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5.00%, 11/15/20	A1	30,000	31,969

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.44%, 9/1/39	A	100,000	101,012

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	114,552

Park Creek, Metro. Dist. Tax Allocation Bond, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/25	A/F	50,000	57,550

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	99,372

			486,386
Florida (1.5%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	115,481

Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	100,000	102,093

			217,574
Georgia (2.2%)

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A-	150,000	149,261

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	100,000	109,778

Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A3	50,000	53,398

			312,437
Illinois (9.2%)

Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	76,439

Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	B+	50,000	52,011
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	90,922

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	110,119
Ser. C, 5.00%, 1/1/23	A	100,000	110,784
Ser. A, 5.00%, 1/1/22	A2	75,000	81,614

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	55,505

Chicago, Wtr. Reclamation Dist. G.O. Bonds
Ser. A, 5.00%, 12/1/21	AA+	25,000	27,258
Ser. B, 5.00%, 12/1/21	AA+	75,000	81,773

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	111,686

IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	106,549
5.00%, 7/1/23	Baa3	50,000	53,026
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,509

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	109,814
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	49,811

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	21,590
5.25%, 6/1/20	A	50,000	52,657

			1,296,067
Indiana (0.8%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	110,514

			110,514
Kentucky (1.4%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	31,132

KY State Property & Bldg. Comm. Rev. Bonds, (No. 117), Ser. D, 5.00%, 5/1/21	A1	150,000	160,932

			192,064
Maryland (0.6%)

MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	88,539

			88,539
Massachusetts (0.5%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Partners Hlth. Care Syst.), 4.00%, 7/1/19	Aa3	15,000	15,283

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	54,909

			70,192
Michigan (3.0%)

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A3	60,000	66,239

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	A-	100,000	109,100
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	A3	50,000	56,323

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20), (Ascension Hlth.), 1.95%, 11/15/47	VMIG1	75,000	74,954

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/25	AA-	100,000	115,436

			422,052
Minnesota (0.4%)

Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	52,245

			52,245
Missouri (3.1%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	103,840

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Francis Med. Ctr.), Ser. A, 5.00%, 6/1/19	A+	100,000	102,395

KS City, Sanitation Swr. Syst. Rev. Bonds, Ser. B, 5.00%, 1/1/28(WIS)(FWC)	Aa2	200,000	235,780

			442,015
Nevada (0.5%)

Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	21,386

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	50,000	54,686

			76,072
New Jersey (7.7%)

Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	208,398

NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. K, AMBAC, 5.50%, 12/15/19	Baa1	145,000	151,329
Ser. B, 5.00%, 11/1/26	Baa1	100,000	112,065

NJ State Edl. Fac. Auth. Rev. Bonds, (Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	100,000	113,029

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5.00%, 7/1/25	AA	100,000	114,106
5.00%, 9/15/23	Baa1	75,000	82,208
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	25,953

NJ State Trans. Trust Fund Auth. Rev. Bonds, (Trans. Syst.), Ser. A
5.875%, 12/15/38	Baa1	250,000	252,398
5.00%, 6/15/20	Baa1	25,000	26,253

			1,085,739
New Mexico (0.7%)

Farmington, Poll. Control Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	98,075

			98,075
New York (7.7%)

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/38	A1	200,000	218,302
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	100,000	106,190

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	100,000	103,148

NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.), Ser. AA, 3.80%, 5/1/20	Aa2	50,000	51,565

Port Auth. of NY & NJ Rev. Bonds, Ser. 185, 5.00%, 9/1/21	Aa3	450,000	489,103

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	114,983

			1,083,291
Ohio (4.9%)

Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	104,441

Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	51,715

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	56,494

OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	250,000	260,738

OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	110,957

Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	100,000	109,109

			693,454
Oregon (1.8%)

Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-2	250,000	249,818

			249,818
Pennsylvania (13.3%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	224,564

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	100,274

Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	110,070

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	42,878

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds, (Susquehanna Hlth. Syst.), Ser. A, 5.10%, 7/1/20	A+	25,000	25,680

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5.00%, 8/15/20	A3	25,000	26,448

PA State COP, Ser. A, 5.00%, 7/1/30	A2	175,000	198,725

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-2	200,000	197,436

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	102,334

PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	54,384

PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/29	A3	100,000	113,053

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A2	100,000	112,410

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5.00%, 8/1/22	AA	55,000	58,249

Philadelphia, School Dist. G.O. Bonds, Ser. A, 5.00%, 9/1/27	A2	250,000	286,805

Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/28	AA	150,000	173,919

West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	55,475

			1,882,704
Puerto Rico (0.9%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	115,000	124,051

			124,051
South Carolina (1.5%)

SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B
5.00%, 12/1/38	A+	100,000	105,890
4.00%, 12/1/19	A+	100,000	102,358

			208,248
Texas (12.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Life School of Dallas), Ser. A, PSFG, 5.00%, 8/15/26	AAA	100,000	113,729
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	209,624
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	173,828

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	266,850

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	200,000	206,024

Harris Cnty., G.O. Bonds, Ser. A, 5.00%, 10/1/29	Aaa	200,000	230,822

Harris Cnty., Toll Road Auth. (The) Rev. Bonds, Ser. A, 5.00%, 8/15/33	Aa2	250,000	291,300

Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB	100,000	104,870

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	100,000	116,027

TX Private Activity Surface Trans. Corp. Rev. Bonds, (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	100,000	108,006

			1,821,080
Vermont (1.0%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (U. of VT Med. Ctr. (UVM)), Ser. A, 5.00%, 12/1/25	A2	125,000	145,033

			145,033
Virginia (0.9%)

VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/33	Aa1	120,000	127,634

			127,634
Washington (0.7%)

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.49%, 1/1/42	A+	100,000	101,233

			101,233
Wisconsin (0.8%)

Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/25	BBB-	100,000	112,665

			112,665
TOTAL INVESTMENTS

Total investments (cost $13,708,204)			$13,737,185

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,113,875.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	19.1%
	Local debt	16.3
	State debt	15.9
	Healthcare	13.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$13,737,185	$—

Totals by level	$—	$13,737,185	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018